Change in Fiscal Year End - Schedule of Consolidated Income Statement (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Change In Fiscal Year End [Abstract]
Net revenues	¥ 5,185,822	¥ 97,770,167	$ 14,043,806	¥ 1,338,592	¥ 7,389,371
Cost of revenues	3,785,865	61,914,502	8,893,462	4,251,451	4,957,647
Gross profit (loss)	1,399,957	35,855,665	5,150,344	(2,912,859)	2,431,724
Operating expenses	60,087,962	154,216,247	22,151,778	68,672,509	74,104,081
Other operating income, net				3,793,418
Loss from continuing operations	(58,688,005)	(117,772,435)	(16,916,952)	(67,791,950)	(71,672,357)
Other loss, net	(16,224,944)	(23,489,180)	(3,374,010)	(261,524)	(16,427,003)
Loss from continuing operations before income taxes	(74,912,949)	(141,261,615)	(20,290,962)	(68,053,474)	(88,099,360)
Income tax benefit	(2,109,096)	(7,149,119)	(1,026,907)		(591,290)
Loss from continuing operations, net of income taxes	(72,803,853)	(134,112,496)	(19,264,055)	(68,053,474)	(87,508,070)
Income from discontinued operations, net of income taxes	100,640,933	4,894,197	703,007	918,654,979	61,431,845
Net income (loss)	¥ 27,837,080	¥ (129,218,299)	$ (18,561,048)	¥ 850,601,505	¥ (26,076,225)